Inventories (Tables)	12 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Inventories	Inventories consisted of the following at June 30:
	2013	2012
Raw materials	$981,000	$1,598,000
Work in process	2,066,000	2,209,000
Finished goods	1,212,000	2,483,000
	$4,259,000	$6,290,000